Supplemental cash flow information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information Explanatory [Abstract]
Supplemental cash flow information
19	Supplemental cash flow information

	Note	2019	2018	2017
Non-cash investing activities

Acquisition of investments from the sale of asset	6, 9	$-	$1,000	$-